Non-Cash Share-Based Compensation - Schedule of Valuation Inputs (Details) - PSUs	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate of interest	4.00%	3.30%	1.30%
Volatility	38.00%	31.00%	37.00%
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Correlation with comparator group range	0.02	0.01	0.01
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Correlation with comparator group range	0.32	0.30	0.36